INVESTMENTS IN AFFILIATED AND OTHER COMPANIES	12 Months Ended
Dec. 31, 2023
Equity Method Investments and Joint Ventures [Abstract]
INVESTMENTS IN AFFILIATED AND OTHER COMPANIES
NOTE 4	-	INVESTMENTS IN AFFILIATED AND OTHER COMPANIES

A.	Investment in affiliated companies

	US dollars
	December 31,
(in thousands)	2023	2022
Bringg	-	300
Lumax	563	414
Ituran MOB	151	437
Cellutrack	-	37
	714	1,188

B.	Investment in other companies

During the years 2022-2023, the Company made additional investments in two Israeli startups.

The total investments in such companies were US$ 0.48 and US$ 0.14 million during the years ended December 31, 2023 and 2022, respectively.